Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Real Estate Securities Fund
	Number of Shares	Value†
COMMON STOCKS — 2.8%
Lodging — 1.0%
Boyd Gaming Corp.	15,762	$1,010,659
Real Estate — 1.8%
Jones Lang LaSalle, Inc.*	12,301	1,789,673
TOTAL COMMON STOCKS (Cost $2,225,613)		2,800,332

REAL ESTATE INVESTMENT TRUSTS — 94.5%
Apartments — 19.4%
American Homes 4 Rent, Class A	72,838	2,290,755
Apartment Income REIT Corp.	45,629	1,633,974
Camden Property Trust	32,584	3,416,107
Essex Property Trust, Inc.	2,345	490,433
Invitation Homes, Inc.	160,190	5,002,734
Mid-America Apartment Communities, Inc.	24,110	3,641,574
UDR, Inc.	77,199	3,169,791
		19,645,368
Diversified — 22.1%
American Tower Corp.	19,718	4,029,176
Crown Castle, Inc.	31,223	4,178,887
Digital Realty Trust, Inc.	51,104	5,024,034
Equinix, Inc.	6,177	4,453,864
SBA Communications Corp.	15,033	3,924,665
Weyerhaeuser Co.	22,430	675,816
		22,286,442
Healthcare — 8.9%
Healthcare Realty Trust, Inc.	158,836	3,070,300
Welltower, Inc.	81,989	5,877,791
		8,948,091
Hotels & Resorts — 1.7%
Host Hotels & Resorts, Inc.	105,333	1,736,941
Industrial — 14.2%
Americold Realty Trust, Inc.	107,290	3,052,400
Prologis, Inc.	90,905	11,342,217
		14,394,617
Manufactured Homes — 3.4%
Sun Communities, Inc.	24,104	3,395,772
Office Property — 1.5%
Highwoods Properties, Inc.	66,770	1,548,396
Regional Malls — 5.9%
Simon Property Group, Inc.	53,146	5,950,758
Single Tenant — 7.1%
Realty Income Corp.	81,858	5,183,248
Spirit Realty Capital, Inc.	49,777	1,983,116
		7,166,364
Storage & Warehousing — 8.3%
Extra Space Storage, Inc.	6,620	1,078,597
Iron Mountain, Inc.	15,628	826,878
	Number of Shares	Value†

Storage & Warehousing — (continued)
Public Storage	21,603	$6,527,130
		8,432,605
Strip Centers — 2.0%
Kimco Realty Corp.	94,980	1,854,959
SITE Centers Corp.	15,646	192,133
		2,047,092
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $98,083,249)		95,552,446

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $2,485,774)	2,485,774	2,485,774
TOTAL INVESTMENTS — 99.8% (Cost $102,794,636)		$100,838,552
Other Assets & Liabilities — 0.2%		244,119
TOTAL NET ASSETS — 100.0%		$101,082,671

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
REIT— Real Estate Investment Trust.

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